1. Corporate information	12 Months Ended
Dec. 31, 2018
Corporate Information
Corporate information

Companhia Brasileira de Distribuição ("Company" or “CBD”), directly or through its subsidiaries (“Group” or “GPA”) is engaged in the retail of food, clothing, home appliances, electronics and other products through its chain of hypermarkets, supermarkets, specialized stores and department stores especially under the trade names "Pão de Açúcar, “Minuto Pão de Açúcar”, "Extra Hiper/Mercado Extra", “Extra Super”, “Minimercado Extra”, “Assai”, and the neighborhood shopping mall brand “Conviva”. The activities related to the segments of electronics and e-commerce are presented as discontinued operations (note 32) and represent the stores under the brands “Ponto Frio” and “Casas Bahia", as well as the e-commerce platforms “CasasBahia.com,” “Extra.com”, “Pontofrio.com” and “Barateiro.com”. The Group’s headquarters are located in the city of São Paulo, State of São Paulo, Brazil.

The Company’s shares are listed on the São Paulo Stock Exchange (“B3”) Level 1 of Corporate Governance under the ticker symbol “PCAR4” and on the New York Stock Exchange (ADR level III), under the ticker symbol “CBD”.

The Company is indirectly controlled by Almacenes Éxito S.A., through Wilkes Participações S.A. (“Wilkes”), and its ultimate parent company is Casino Guichard Perrachon (“Casino”), French company listed on Paris Stock Exchange.

1.1.	Arbitration Península

On September 12, 2017, the Company received a notice from the Brazil-Canada Chamber of Commerce regarding a request for arbitration ("Proceeding") filed by Banco Ourinvest S.A., a financial institution, in its capacity as fund manager and acting in the exclusively interest of the quotaholders of Fundo de Investimento Imobiliário Península ("Península")

The Proceeding aims to discuss the calculation of the rental fees and other operational matters related to the stores owned by Peninsula, which are under several lease agreements and contracts entered into between the Company and Peninsula during 2005 (the "Agreements"). The Agreements assure to CBD the rent of the stores for a period of twenty (20) years, which may be extended for an additional 20-year term, at CBD’s discretion, and establish the calculation of the rental fees.

The Proceeding refers to certain terms and conditions of the Agreements and does not affect the continuity of the leasing of the stores, which are contractually assured. The amounts on which the Company is exposed can not be determined with reasonable certainty based on the current stage of the arbitration process. Management assessed the arbitration as possible loss, based on the opinion provided by the external legal counsel.